Note 21 - Income Taxes - Summary of Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal			$ (11)	$ 0
State			0	0
Foreign			39	87
Total current			28	87
Federal			0	0
State			0	0
Foreign			0	0
Total deferred			0	0
Income tax (benefit) provision	$ 27	$ (0)	$ 28	$ 87